Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	CAD 5,757	CAD 5,780
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	CAD 3,273	CAD 3,369
Percentage of investments in associates carrying value	56.00%	58.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	CAD 451	CAD 430
Percentage of investments in associates carrying value	8.00%	8.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	CAD 498	CAD 419
Percentage of investments in associates carrying value	9.00%	7.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	CAD 1,535	CAD 1,562
Percentage of investments in associates carrying value	27.00%	27.00%